Adoption of new accounting pronouncements (Tables)	12 Months Ended
Oct. 31, 2020
Disclosure Of Adoption Of New Accounting Pronouncements [Abstract]
Disclosure of detailed information about impact of IFRS 16 on statement of financial position [Table Text Block]
		As at November 1, 2019
		Previously	Impacts from	Restated
		stated	adoption
Impact of IFRS 16 on statement of financial position

Right-of-use asset	Note 7	—	74,307	74,307

Current lease liability	Note 9	—	36,442	36,442

Non-current lease liability	Note 9	—	37,865	37,865